Financial liabilities - Schedule of Embedded Derivatives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Balance as at January 1	$ 20,768,000	$ 0
Additions	0	26,539,000
Fair value reassessment	(15,615,000)	(5,771,000)
Balance as at December 31	5,153,000	20,768,000
Total convertible debentures with embedded derivatives	$ 39,674,933	$ 47,003,808